Disclosure of Detailed Information About Goodwill (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning of year Balance	$ 18,785,807	$ 651,354
Impairment of goodwill associated with UMG	(3,209,045)
Effect of foreign exchange	18,166	29,813
Ending of year Balance	18,495,121	18,785,807
UMG Media Ltd [member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance		3,209,045
Frankly Inc [member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance		14,895,595
Side Qik Inc [member]
IfrsStatementLineItems [Line Items]
Beginning of year Balance	$ 2,900,193